Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets Parentheticals (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Jun. 08, 2015
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	160,888,606	160,888,606
Common stock shares outstanding	160,888,606	160,888,606
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	78,301,755	22,222,222
Ocean Rig UDW Inc
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	160,888,606	160,888,606
Common stock shares outstanding	160,888,606	160,888,606
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	78,301,755	22,222,222